Fair Value Measurement - Change In Fair Value Bond Portfolio (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Gross Bond portfolio	$ 9,079,442	$ 8,379,708
Bond Purchases	1,010,000	1,146,840
Allowances for losses	(262,554)	(447,106)
Bond Proceeds	9,826,888	(657,215)
Gross Bond portfolio	$ 9,826,888	$ 9,079,442